Annual Total Returns (Vanguard Mega Cap Growth Index Fund - ETF Shares ETF) (Vanguard Mega Cap Growth Index Fund, Vanguard Mega Cap Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Annual Total Return
2012	17.23%
2011	3.05%
2010	14.67%
2009	35.09%
2008	(36.47%)